Other Income (Tables)	12 Months Ended
Dec. 31, 2013
Other Income [Abstract]
Components of Other Income

The components of other income for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2013	2012
ATM and check card fees	$487	$413
Wire transfer fees	88	84
Safe deposit box fees	59	58
Other	80	172
Total other income	$714	$727